Financial Instruments - Disclosure on Detailed Financials Instruments Designated as Hedging Instrument in Cashflow Hedge (Detail) ₨ in Millions, £ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 GBP (£)	Mar. 31, 2021 INR (₨)	Mar. 31, 2021 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ (741.9)		₨ (56,232.6)		₨ 18,387.3
Nominal amounts	26,785.6		2,030,154.8		1,654,336.7
Derivative financial instruments [Member]
Disclosure of detailed information about financial instruments [line items]
Financial instruments designated in hedge relationship	(744.6)		(56,435.7)		16,858.0
Between 1-5 years [Member] | Cross-Currency Interest Rate Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ 0.2		14.7		(207.6)
Average strike rate	71.86	71.44
Nominal amounts	$ 109.4		8,293.2		18,957.5
Later than five years [Member] | Interest Rate Swap Linked To LIBOR [member]
Disclosure of detailed information about financial instruments [line items]
>5 years | $	237.5	$ 237.5
>5 years	$ (2.7)		(203.1)		(1,529.3)
>5 years	2.86%	2.86%
Later than five years [Member] | Cross-Currency Interest Rate Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ 57.1		4,325.0		5,066.4
Average strike rate	83.52	83.52
Nominal amounts	$ 537.5		40,736.5		39,299.7
U.S. dollar [Member] | Less than 1 year [Member] | Foreign currency forwards [Member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ 6.2		470.3		13,752.9
Average strike rate	0.7604	0.7596
Nominal amounts	$ 3,780.2		286,513.9		285,498.4
U.S. dollar [Member] | Between 1-5 years [Member] | Cross-Currency Interest Rate Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ 20.4		1,548.8		(489.7)
Average strike rate	1.3	1.3
Nominal amounts	$ 100.0		7,578.9		7,312.0
U.S. dollar [Member] | Between 1-5 years [Member] | Foreign currency forwards [Member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ (101.5)		(7,696.4)		17,322.6
Average strike rate	0.7361	0.7654
Nominal amounts	$ 4,898.4		371,259.9		311,993.7
U.S. dollar [Member] | Later than five years [Member] | Cross-Currency Interest Rate Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ 1.2		91.3		753.0
Average strike rate	0.7592	0.7592
Nominal amounts	$ 498.0		37,743.3		38,252.8
Chinese Renminbi [Member] | Less than 1 year [Member] | Foreign currency forwards [Member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ (308.1)		(23,349.9)		1,259.2
Average strike rate	0.1094	0.1098
Nominal amounts	$ 3,697.4		280,236.8		166,000.0
Chinese Renminbi [Member] | Between 1-5 years [Member] | Foreign currency forwards [Member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ (164.8)		(12,487.6)		1,073.4
Average strike rate	0.1123	0.1088
Nominal amounts	$ 4,619.2		350,103.6		63,340.3
Euro [Member] | Non Derivatives [Member] | Hedges of net investment in foreign operations [member]
Disclosure of detailed information about financial instruments [line items]
>5 years | £				£ 923.7		£ 625.0
>5 years	0.00%	0.00%
Euro [Member] | Less than 1 year [Member] | Foreign currency forwards [Member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ (145.9)		(11,058.9)		(13,758.8)
Average strike rate	0.8875	0.9069
Nominal amounts	$ 3,794.0		287,560.3		271,605.5
Euro [Member] | Between 1-5 years [Member] | Foreign currency forwards [Member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ (6.2)		(467.3)		(8,191.9)
Average strike rate	0.886	0.901
Nominal amounts	$ 1,644.6		124,646.1		191,395.0
Euro [Member] | Later than five years [Member] | Cross-Currency Interest Rate Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ (50.5)		(3,829.7)		(1,380.6)
Average strike rate	0.8912	0.8912
Nominal amounts	$ 584.6		44,304.6		44,902.6
Other currencies [Member] | Less than 1 year [Member] | Foreign currency forwards [Member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ (22.2)		(1,679.8)		2,462.6
Average strike rate	0	0
Nominal amounts	$ 1,240.1		93,992.9		122,580.6
Other currencies [Member] | Between 1-5 years [Member] | Foreign currency forwards [Member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ (36.6)		(2,776.9)		748.5
Average strike rate	0	0
Nominal amounts	$ 1,141.4		86,513.3		85,284.3
India, Rupees [Member] | Less than 1 year [Member] | Foreign currency forwards [Member] | Cash flow hedges [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value	$ 8.8		663.8		(22.7)
Average strike rate	71.1579	72.403
Nominal amounts	$ 140.8		₨ 10,671.5		₨ 7,914.2